Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 8 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Leasehold buildings and leasehold improvement	7,742,074	7,850,784	5,826,185
Computers	63,589	67,657	50,209
Office equipment	47,069	48,315	35,855
Machinery	447,983	530,183	393,457
Furniture, fixtures & fittings	57,581	57,721	42,836
Motor vehicles	2,045,883	2,045,884	1,518,281
Subtotal	10,404,179	10,600,544	7,866,823
Less: Accumulated depreciation and amortization	(4,291,638)	(4,788,661)	(3,553,737)
Property, plant and equipment, net	6,112,541	5,811,883	4,313,086

Depreciation expenses of owned assets for the years ended March 31, 2022, 2023 and 2024 amounted to S$318,653, S$287,043 and S$316,843 (US$235,134), respectively. Certain leasehold properties are pledged to the banks for the Company’s bank loans (Note 10).

No impairment loss had been recognized during the years ended March 31, 2022, 2023 and 2024, respectively.

The carrying value of property, plant and equipment on finance lease arrangements held by the Company are summarized as follows:

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Motor vehicles	1,973,510	1,559,976	1,157,682
Less: Accumulated amortization	(1,330,540)	(1,136,177)	(843,174)
Motor vehicles, net	642,970	423,799	314,508

Amortization expenses of assets under finance lease arrangements for the years ended March 31, 2022, 2023 and 2024 amounted to S$212,274, S$253,062 and S$219,170 (US$162,649), respectively.